Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leaehold improvement discount rate	8.00%
Leasehold improvement obligation	$ 190,650
Bears interest rate	8.00%
Balance of obligation	$ 76,879	$ 96,375
Maturity date	Apr. 30, 2024